Note 22 - Related Party Disclosures - Compensation of Key Officers and Directors (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Salaries, benefits and directors' compensation	$ 8,289	$ 6,738
Share-based payments	1,133	758
Key management personnel compensation	$ 9,422	$ 7,496